PREFERRED STOCK, COMMON STOCK, AND WARRANTS	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
PREFERRED STOCK, COMMON STOCK, AND WARRANTS

NOTE 10 – PREFERRED STOCK, COMMON STOCK, AND WARRANTS

Series A Redeemable Convertible Preferred Stock (“Series A Stock”)

As of December 31, 2021 and 2020, the Company has 480 and 600 shares of Series A Stock issued and outstanding , respectively. During the year ended December 31, 2020, the Company converted 120 shares of Series A Stock with a stated value of $120,000 into 18,750 shares of common stock with a fair value of $662,425 at a conversion ratio of $6.40. A deemed dividend was recognized in the amount of $542,500 for the difference between the value of the common shares using the market price on the date of conversion and the $120,000 stated value of the Series A Stock upon conversion into common stock, which has been presented as an increase to the net loss available to common stockholders in the consolidated statement of operations.

The remaining outstanding shares of Series A Stock are convertible at $6.40 per share of the Company’s common stock (the “Conversion Price”), which was adjusted to match the conversion price of the Company’s Series B Preferred Stock. The Series A Stock bears a 6% dividend per annum, calculable and payable per quarter in cash or additional shares of common stock as determined in the Certificate of Designation. The Series A Stock has no voting rights until converted to common stock and has a liquidation preference equal to the aggregate purchase price of $480,000 plus accrued dividends. The Series A Stock was in default at the end of 2021, and the Company is negotiating a modification with the holders, including the conversion of these shares into common stock. Each share of Series A Stock received warrants, all of which had expired as of the first quarter of 2021.

The Series A Stock has price protection provisions in the case that the Company issues any shares of stock not pursuant to an “Exempt Issuance” at a price below the Conversion Price. Exempt Issuances include: (i) shares of common stock or common stock equivalents issued pursuant to the original merger of the company or any funding contemplated by that transaction; (ii) any common stock or convertible securities outstanding as of the date of closing; (iii) common stock or common stock equivalents issued in connection with strategic acquisitions; (iv) shares of common stock or equivalents issued to employees, directors or consultants pursuant to a plan, subject to limitations in amount and price; and (v) other similar transactions. The Certificate of Designation contains restrictive covenants not to incur certain debt, repurchase shares of common stock, pay dividends or enter into certain transactions with affiliates without consent of holders of 67% of the Series A Stock.

Management has determined that the Series A Stock is more akin to a debt security than equity primarily because it contains a mandatory 2-year redemption at the option of the holder, which only occurs if the Series A Stock is not converted to common stock. Therefore, management has presented the Series A Stock outside of permanent equity as mezzanine equity, which does not factor into the totals of either liabilities or equity.

The Series A Stock carries a 6% per annum dividend calculated on the stated value of the stock and is cumulative and payable quarterly beginning July 1, 2016. These dividends are accrued at each reporting period and are added to the redemption value of the stock; however, since the Company as an accumulated deficit, the charge has been recognized in additional paid-in capital. The accrued dividends are $213,580 and $184,044 as of December 31, 2021 and 2020, respectively.

Series B Convertible Preferred Stock (“Series B Stock”)

In December 2020, the Company filed an amendment to its Articles of Incorporation to authorize the issuance of up to 2,500 shares of Series B Stock, par value $0.001 per share, pursuant to a Certificate of Designation. The Series B Stock provides the holders a 10% annual paid-in-kind dividend, a liquidation preference equal to the purchase price of the shares ($1,000 per share) followed by the right to participate with the common stockholders in the instance of a liquidation or other exit event, and provide the holders the right to vote along with the common holders based on the common conversion amount of their holdings. The Series B Stock is convertible into common stock at a ratio of $6.40 per share, subject to anti-dilution protections in the case of certain issuances of securities below that conversion price. The Series B Stock is not redeemable.

In January 2021, the Company closed a private offering of its Series B Stock for $1,000 per share, raising a total of $2,500,000, inclusive of $156,000 in prior debt conversion and $23,000 of notes payable with directors converted to shares of Series B Stock and warrants. Between July 27 and August 24, 2021, 15 holders of an aggregate of 991 shares of Series B Stock converted their preferred shares into 163,134 shares of common stock, which included $53,061 of accrued dividends. As of December 31, 2021, 38 shares of Series B Stock were issued and outstanding. The accrued dividends are $153,757 and $0 as of December 31, 2021 and 2020, respectively.

Series E-1 Preferred Stock (“Series E-1 Stock”)

On December 3, 2020, the Company filed an amendment to its Articles of Incorporation to authorize the issuance of up to 8,500 shares of Series E-1 Stock pursuant to a Certificate of Designation. The shares of Series E-1 Stock are incentive-based, vesting and forfeitable securities that provide the holders the right in the aggregate to receive an “earnout” equal to 20% of the total consideration received by the Company in the instance of a sale or sub-license of its core licensed radiopharmaceutical technology, or sale or merger of the Company, which is paid on a priority, senior basis. In addition, the holders of the Series E-1 Stock can convert their vested preferred stock at anytime or after an event resulting in an earnout payment, such as an acquisition of the Company, into an aggregate of 212,500 common shares. The holders of the Series E-1 Stock have the right to vote along with the common stockholders based on the common conversion amount of their holdings, and have the right to nominate two members of the Board of Directors.

On December 30, 2020, 7,650 shares of Series E-1 Stock were issued to five individuals, including the Company’s Executive Chairman, CEO and General Counsel which vest starting in July 2021 through January 2023 and are forfeitable by the holders prior to vesting. In February 2021, the remaining 850 shares of Series E-1 Stock were issued to one newly-appointed director, vesting half in February 2022 and the balance in February 2023.

The Company computed the total grant date fair value of the Series E-1 Stock to be approximately $6,528,000 using an option pricing model and the following assumptions: (1) with respect to the shares granted in 2020: expected term of four years, dividend yield of -0-%, volatility of 96.12%, and a risk-free rate of .27%; and (2) with respect to the shares granted in 2021: expected term of four years, dividend yield of 0%, volatility of 90.78%, and a risk-free rate of 0.29%.

On December 6, 2021, the Company entered into an Exchange Agreement and Plan of Reorganization (the “Exchange Agreement”) with all E-1 Stockholders pursuant to which all shares of Series E-1 Stock were exchanged into an aggregate of 720,986 shares of common stock of the Company. The fair value of the Series E-1 Stock was determined to be approximately $8.65 million at the time of exchange, and was based upon a valuation report provided to the Board by an independent third party expert, and approved for fairness by the independent chairman of the Compensation Committee. The common stock issued in the exchange was based on a value of $12.00 per share using a 30-day weighted average closing price calculation, and was issued proportionately to each holder based on their individual holdings of Series E-1 Stock. All shares of common stock issued to the shareholders are subject to the same vesting schedules as was originally provided in each shareholder’s Series E-1 Stock issuance agreement, meaning that such shares of common stock are forfeitable if certain conditions of employment are not met by the holders. As of December 31, 2021, approximately 575,000 common shares are fully vested and approximately 150,000 common shares are unvested.

During the year ended December 31, 2021, the Company recognized stock-based compensation to employees and directors totaling $7,751,087 related to the Series E-1 Stock, which is included in compensation and related expenses on the consolidated statements of operations. As of December 31, 2021, approximately $0.9 million of unrecognized compensation remains which will be recognized over a twelve-month vesting period and has been presented as deferred compensation on the consolidated balance sheets.

Common Stock

In 2021 and 2020, the Company issued 1,167,423 and 434,808 shares of common stock, respectively, as follows:

	For the Years Ended December 31,
	2021	2020
Conversion of bridge notes and accrued interest to common stock	165,692	332,804
Conversion of debentures and accrued expenses	15,825	5,467
Conversion of accrued salary and bonus, directors fees, and promissory notes with related parties	-	52,787
Conversion of Series A Stock to common stock	18,750	-
Conversion of Series B Stock to common stock	163,134	-
Exercise of Series B Warrants to common stock	46,786	-
Exchange of Series E-1 Stock to common stock	720,986	-
Stock based compensation for services	36,250	43,750
Total Common Shares issued	1,167,423	434,808

During the year ended December 31, 2021, the Company issued 163,134 shares of common stock in connection with the conversion of Series B Stock with an original investment amount of $911,000 plus $53,061 in accrued dividends at the original stated conversion rate of $6.40. The Company also issued 36,250 shares of common stock to service providers during the period. The fair market value of the common stock was $517,500 which was recorded as stock compensation expense under Professional fees.

As of December 31, 2021, $125,007 of debentures and accrued expenses plus bridge notes with principal and accrued interest of $1,447,315 for an aggregate of $1,572,315 of obligations were converted into 181,517 shares of common stock at a price of $6.40 per share. Further, $120,000 of Series A Stock was converted into 18,750 shares of common stock at a price of $6.40 per share. Due to the timing of the conversions and the Company’s stock price at that time of conversion, the Company recorded the following losses from liability conversions in the twelve months ended December 31, 2021: $744,505 from the conversion of Bridge Notes including accrued interest, and $390,068 from the conversion of a debenture and accrued expenses. A deemed dividend was recognized in the amount of $542,500 for the difference between the value of the common shares using market price on the date of conversion and the $120,000 stated value of the Series A Stock upon conversion into common stock which has been presented as an increase to the net loss available to common stockholders in the consolidated statement of operations. Further, on December 6, 2021, the Company entered into an Exchange Agreement and Plan of Reorganization (the “Exchange Agreement”) with all E-1 Stockholders pursuant to which all shares of Series E-1 Stock were exchanged into an aggregate of 720,986 shares of common stock of the Company. As part of the exchange, the Company recognized stock-based compensation to employees and directors totaling $7,751,087 related to the Series E-1 Stock, which is included in compensation and related expenses on the consolidated statements of operations. Further, on October 15, 2021, 46,786 of the Series B Warrants were exercised for proceeds to the Company of $467,858, and the remaining Series B Warrants and the Service Warrants expired.

For the years ended December 31, 2021 and 2020, the Company recognized $1,070,725 and $406,825 of compensation expense for several service agreements which is included in professional fees.

For the year ended December 31, 2020, $3,441,401 of total obligations were converted into shares of common stock at a price of $8.80 per share. Due to the timing of the conversions and the Company’s stock price at that time of conversion, the Company recorded the following losses from liability conversions in 2020: $495,320 from the conversion of Bridge Notes including accrued interest, $68,373 from the conversion of a debenture and note payable with unrelated parties, and $271,210 from the conversion of accrued salary, bonus, directors’ fees and notes payable with related parties.

Warrants

During the year ended December 31, 2021, the Company issued 168,590 warrants in connection with its Series B Stock offering (the “Series B Warrants”), 18,750 warrants to a service provider (the “Service Warrants”), and 25,208 warrants in connection with its convertible note offering (the “Note Warrants”), see Note 7.

The terms of the Series B Warrants and Service Warrants were modified twice in 2021 by resolution of the Company’s board of directors, first to extend the termination date from July 8, 2021 to September 30, 2021 and then to extend the termination date to October 15, 2021. As part of the second modification, the exercise price of the Series B Warrants was reduced from $14.00 per share to $10.00 per share. As of October 15, 2021, 46,786 of the Series B Warrants were exercised for proceeds to the Company of $467,855, and the remaining Series B Warrants and the Service Warrants expired.

A summary of warrant activity and related information during the years ended December 31, 2021 and 2020 is as follows:

	Warrants	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2019	3,154	$8.80	$-
Issued	-	-	-
Exercised	-	-	-
Expired	2,000	-	-
Outstanding as of December 31, 2020	1,154	$8.80	$-
Issued	212,548	11.55	-
Exercised	46,786	10.00	-
Expired	129,832	9.82	-
Outstanding as of December 31, 2021	37,083	$19.52	$-

The aggregate intrinsic value of the warrants is the difference between the fair market value of the Company’s closing price of its common stock at each reporting date, less the exercise price multiplied by the number of warrants outstanding, which was $0 at December 31, 2021.

The following is a summary of the outstanding common stock warrants as of December 31, 2021:

	Number of Warrants	Exercise price per share	Expiration Date
Warrants issued in connection with issuance of Series B Stock to lead investor	11,875	$10.00	January 15, 2022
Warrants issued in connection with convertible notes	25,208	$24.00	October 31, 2022
Total Outstanding as of December 31, 2021	37,083

With respect to the Series B Warrants, the Company recognized the incremental value associated with the two modifications for term extension and exercise price reduction as a deemed dividend charge of $850,214 within stockholders’ equity and as a reduction of net loss available to common stockholders on the consolidated statement of operations. The incremental value associated with these warrant modifications was determined using a Black-Scholes pricing model using the original terms of the warrants and the modified terms and the following assumptions: expected term of 0.0- .25 years, dividend yield of 0%, volatility of 6.5-183.2%, and a risk-free rate of 0.04%-0.07%.

With respect to the Service Warrants, the Company computed the total grant date fair value of the warrants to be approximately $405,000 using a Black-Scholes option pricing model and the following assumptions: expected term of 0.5 years, dividend yield of -0%-, volatility of 129.81%, and a risk-free rate of .08%. The value of these warrants was recognized as stock-based compensation expense on the date of grant and is included in professional fees on the consolidated statement of operations for year ended December 31, 2021, as the warrants were fully earned upon issuance. On June 17, 2021 and September 22, 2021, the term of these warrants was extended, resulting in incremental compensation expense of $109,208, has been included in professional fees on the consolidated statement of operations for the year ended December 31, 2021. The incremental value associated with these modified warrants was determined using a Black-Scholes pricing model using the original terms of the warrants and the modified terms and the following assumptions: expected term of 0.00 – 0.04 years, dividend yield of 0%, volatility of 106.5% -183.2%, and a risk-free rate of 0.05-0.07%.

With respect to the Note Warrants, the Company computed the total grant dates fair value of the warrants to be $82,522 using a Black-Scholes option pricing model and the following assumptions: expected term of 0.5 years, dividend yield of 0%, volatility of 175.7% to 184.4% and a risk-free rate of .11% to .14%. The value of these warrants was recorded against the convertible notes as a debt discount using the relative fair value method and included in additional paid- in capital.